10. Related-party Notes Payable: Schedule of Related Party Transactions (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Gross notes payable related party before discount	$ 85,365	$ 1,896,135
Discount on notes payable related party		(3,720)
Notes payable, related-party	85,365	1,892,415
Related Party Note 1
Gross notes payable related party before discount	30,000	33,000
Related Party Note 2
Gross notes payable related party before discount	26,721	26,721
Related Party Note 3
Gross notes payable related party before discount	15,000	175,000
Related Party Note 4
Gross notes payable related party before discount	13,644	13,644
Related Party Note 5
Gross notes payable related party before discount		600,000
Related Party Note 6
Gross notes payable related party before discount		300,000
Related Party Note 7
Gross notes payable related party before discount		300,000
Related Party Note 8
Gross notes payable related party before discount		200,000
Related Party Note 9
Gross notes payable related party before discount		150,000
Related Party Note 10
Gross notes payable related party before discount		82,500
Related Party Note 11
Gross notes payable related party before discount		10,000
Related Party Note 12
Gross notes payable related party before discount		$ 5,270